Basis of Presentation (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Basis of Presentation [Abstract]
Reclassified from research and development expenses	$ 4,611	$ 5,370	[1],[2]
Reclassified from general and administrative		$ 738

[1]	Presented according to the change in the Company's functional and presentation currency from NIS to U.S. dollars, effective January 1, 2018. See note 3.a.
[2]	Reclassified, see note 2.c.